O'Shaughnessy Small Cap Value Fund
O'Shaughnessy Small Cap Value Fund
O’SHAUGHNESSY SMALL CAP VALUE FUND

Class I – OFSIX

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated April 7, 2016 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated February 24, 2016

The Board of Trustees of Advisors Series Trust has determined that effective for all services rendered on or after April 1, 2016, the Fund’s shareholder servicing plan fee for Class I is reduced to 0.15%.

Prospectus

•	The Fees and Expenses table on page 1 of the Summary Prospectus and page 7 of the Prospectus is deleted and replaced as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	O'Shaughnessy Small Cap Value Fund Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	O'Shaughnessy Small Cap Value Fund Class I
Management Fees	0.85%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.84%	[1]
Shareholder Servicing Plan Fees	0.15%
Total Annual Fund Operating Expenses	1.69%
Less: Fee Waiver and Expense Reimbursement	(0.70%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	O'Shaughnessy Asset Management, LLC (the "Adviser") has agreed to pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Small Cap Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.99% of the average daily net assets of the Class I shares through at least November 27, 2017 (the "expense limitation"). The expense limitation may be discontinued at any time after November 27, 2017. The Adviser may not recoup amounts subject to the expense limitation in future periods.

•	The Example table on page 1 of the Summary Prospectus and page 7 of the Prospectus is deleted and replaced as follows:

Expense Example	1 Year	3 Years
O'Shaughnessy Small Cap Value Fund | Class I | USD ($)	101	464